PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9.PROPERTY, PLANT AND EQUIPMENT

	Weighted Average
December 31,	Depreciation Rate	2015	2014
(millions of Canadian dollars)
Liquids Pipelines[1]
Pipeline	2.7%	31,092	22,007
Pumping equipment, buildings, tanks and other	3.1%	14,319	12,230
Land and right-of-way	2.4%	1,221	1,077
Under construction	-	6,002	7,449
		52,634	42,763
Accumulated depreciation		(8,233)	(6,655)
		44,401	36,108
Gas Distribution
Gas mains, services and other	3.0%	8,819	8,427
Land and right-of-way	1.0%	85	84
Under construction	-	902	352
		9,806	8,863
Accumulated depreciation		(2,379)	(2,256)
		7,427	6,607
Gas Pipelines and Processing
Pipeline	2.7%	3,557	2,888
Compressors, meters and other operating equipment	3.4%	3,864	2,957
Processing and treating plants	2.5%	869	599
Pumping equipment, buildings, tanks and other	5.0%	275	246
Land and right-of-way	2.3%	680	511
Under construction	-	956	1,204
		10,201	8,405
Accumulated depreciation		(2,003)	(1,505)
		8,198	6,900
Green Power and Transmission
Wind turbines, solar panels and other	4.1%	4,311	3,829
Power transmission	1.8%	387	368
Land and right-of-way	4.2%	45	28
Under construction	-	51	210
		4,794	4,435
Accumulated depreciation		(600)	(404)
		4,194	4,031
Energy Services
Pumping equipment and other	3.4%	34	26
Under construction	-	-	5
		34	31
Accumulated depreciation		(13)	(9)
		21	22
Eliminations and Other
Vehicles, office furniture, equipment and other	6.1%	331	306
		331	306
Accumulated depreciation		(138)	(144)
		193	162
		64,434	53,830
1

In July 2014, $62 million of Property, plant and equipment was disposed as part of the sale of a 35% equity interest in the Southern Access Extension Project. The remaining balance of $136 million in Property, plant and equipment was reclassified to Long-term investments (Note 11).

Depreciation expense for the year ended December 31, 2015 was $1,852 million (2014 - $1,461 million).

IMPAIRMENT

The Company recorded impairment charges of $96 million, of which $80 million related to EEP’s Berthold rail facility, included within the Liquids Pipelines segment, due to contracts that have not been renewed beyond 2016. The remaining $16 million in impairment charges relate to EEP’s non-core Louisiana propylene pipeline asset, included within the Gas Pipelines and Processing segment, following finalization of a contract restructuring with the primary customer.

The impairment charges were based on the amount by which the carrying values of the assets exceeded fair value, determined using expected discounted future cash flows, and were presented within Operating and administrative expense on the Consolidated Statements of Earnings.

DISCONTINUED OPERATIONS

In March 2014, the Company completed the sale of certain of its Offshore assets located within the Stingray corridor to an unrelated third party for cash proceeds of $11 million (US$10 million), subject to working capital adjustments. The gain of $70 million (US$63 million), which resulted from the cash proceeds and the disposition of net liabilities held for sale of $59 million (US$53 million), is presented as Earnings from discontinued operations. The results of operations, including revenues of $4 million and related cash flows, have also been presented as discontinued operations for the year ended December 31, 2014. These Offshore assets were included within the Gas Pipelines and Processing segment.